Restructuring and Related Activities - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) person	Dec. 31, 2022 USD ($) person	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Restructuring and Related Activities [Abstract]
Number of positions eliminated | person	40	400
Gain (loss) on disposition of other assets		$ 0.2	$ 5.4	$ (0.6)
Real estate held-for-sale	$ 0.6	$ 0.6